FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2005

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                            Name: Stephen A. Feinberg

           Address: 299 Park Avenue, 22nd Floor, New York, NY  10171
          ------------------------------------------------------------

                         Form 13F File Number: 28-06882
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Stephen A. Feinberg
         -----------------------

Title:   Investment Manager
         -----------------------

Phone:   (212) 421-2600
         -----------------------

Signature, Place, and Date of Signing:

/s/ Stephen Feinberg                     New York, NY               08/15/05
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-6286
                       ------------

Name:  J. Ezra Merkin*
       --------------------

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:        1*
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Form 13F Information Table Entry Total:   18
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Form 13F Information Table Value Total:   $ 1,041,442  (thousands)
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List of Other Included Managers:

                         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No. 1*
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          Form 13F File Number:  28-6286
--------------------------------------------------------------------------------

          Name:    J. Ezra Merkin
--------------------------------------------------------------------------------


*Mr. Stephen Feinberg shares investment discretion with Mr. J. Ezra Merkin over certain securities, and such securities are not included herein, but are reported on the Form 13F filed by Mr. Merkin.

                           FORM 13F INFORMATION TABLE


                               STEPHEN A. FEINBERG
                                    FORM 13F
                                  June 30, 2005


------------------------------------------------------------------------------------------------------------------------------------
    Column 1                     Column 2         Column 3    Column 4        Column 5       Column 6   Column 7        Column 8

                                 Title of                    Value     Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                  Class           CUSIP     (x$1000)   Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------

ANCHOR GLASS CONTAINER CP NE      COMMON STOCK    03304B300   $  19,818  14,679,755  SH        SOLE      N/A     14,679,755
ATLANTIC COAST AIRLINES               NOTE        048396AE5   $     624   4,160,000  PRN       SOLE      N/A      4,160,000
BIOSPHERE MEDICAL INC             COMMON STOCK    09066V103   $   7,048   1,559,268  SH        SOLE      N/A      1,559,268
BLUELINX HOLDINGS INC             COMMON STOCK    09624H109   $ 187,668  18,100,000  SH        SOLE      N/A     18,100,000
CONSECO INC                       COMMON STOCK    208464883   $  45,668   2,092,953  SH        SOLE      N/A      2,092,953
CONSECO INC                         WARRANTS      208464123   $     359     108,891  SH        SOLE      N/A        108,891
FIRST UNION REAL ESTATE            SH BEN INT     337400105   $   4,580   1,205,158  SH        SOLE      N/A      1,205,158
HEALTHAXIS INC                    COMMON STOCK    42219D308   $      21      11,750  SH        SOLE      N/A         11,750
MILLICOM INTERNATIONAL                SHS         L6388F110   $  13,501     735,329  SH        SOLE      N/A        735,329
   CELLULAR SA
NEW CENTURY FINANCIAL CORP        COMMON STOCK    6435EV108   $   3,859      75,000  SH        SOLE      N/A         75,000
SAVVIS COMMUNICATIONS CORP        COMMON STOCK    805423100   $   1,265   1,150,338  SH        SOLE      N/A      1,150,338
SEPRACOR INC                      COMMON STOCK    817315104   $ 120,020   2,000,000  SH        SOLE      N/A      2,000,000
SPEEDUS CORP                      COMMON STOCK    847723103   $      32      21,548  SH        SOLE      N/A         21,548
SSA GLOBAL TECHNOLOGIES INC       COMMON STOCK    78465P108   $ 517,858  43,154,833  SH        SOLE      N/A     43,154,833
SUN HEALTHCARE GROUP INC          COMMON STOCK    866933401   $   5,039     787,401  SH        SOLE      N/A        787,401
SUPERCONDUCTOR TECHNOLOGIES INC   COMMON STOCK    867931107   $      66     101,280  SH        SOLE      N/A        101,280
TELEGLOBE INTL HOLDINGS LTD*      COMMON STOCK    G87340108   $  70,801  25,745,788  SH        SOLE      N/A     25,745,788
WALTER INDUSTRIES INC             COMMON STOCK    93317Q105   $  43,215   1,075,000  SH        SOLE      N/A      1,075,000



* Teleglobe Bermuda Holdings Ltd, as a more than ten percent holder of Teleglobe International Holdings Ltd, submits filings to the Securities and Exchange Commission pursuant to
Section 13 and Section 16 of the Securities Exchange Act of 1934, as amended, with respect to its holdings of Teleglobe International Holdings Ltd. As set forth in the Schedule 13D, as amended, filed by Teleglobe Bermuda Holdings Ltd, Stephen Feinberg, through one or more intermediate entities, possesses sole power to vote and direct the disposition of all securities of Teleglobe International Holdings Ltd reported therein.